Share Capital - Preferred Shares (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares shares
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares | shares	92.2
Face amount	$ 2,305
Issued capital	$ 2,257
Series 1
Disclosure of classes of share capital [line items]
Annual dividend rate	4.75%
Annual dividend per share | $ / shares	$ 1.19
Number of shares | shares	16.0
Face amount	$ 400
Issued capital	$ 394
Series 2
Disclosure of classes of share capital [line items]
Annual dividend rate	4.80%
Annual dividend per share | $ / shares	$ 1.20
Number of shares | shares	13.0
Face amount	$ 325
Issued capital	$ 318
Series 3
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share | $ / shares	$ 1.11
Number of shares | shares	10.0
Face amount	$ 250
Issued capital	$ 245
Series 4
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share | $ / shares	$ 1.11
Number of shares | shares	12.0
Face amount	$ 300
Issued capital	$ 293
Series 5
Disclosure of classes of share capital [line items]
Annual dividend rate	4.50%
Annual dividend per share | $ / shares	$ 1.13
Number of shares | shares	10.0
Face amount	$ 250
Issued capital	$ 245
Series 8R
Disclosure of classes of share capital [line items]
Annual dividend rate	2.275%
Annual dividend per share | $ / shares	$ 0.57
Number of shares | shares	5.2
Face amount	$ 130
Issued capital	$ 127
Annual dividend rate spread	1.41%
Series 9QR
Disclosure of classes of share capital [line items]
Number of shares | shares	6.0
Face amount	$ 150
Issued capital	$ 147
Annual dividend rate spread	1.41%
Series 10R
Disclosure of classes of share capital [line items]
Annual dividend rate	2.842%
Annual dividend per share | $ / shares	$ 0.71
Number of shares | shares	6.9
Face amount	$ 173
Issued capital	$ 169
Annual dividend rate spread	2.17%
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares | shares	1.1
Face amount	$ 27
Issued capital	$ 26
Annual dividend rate spread	2.17%
Series 12R
Disclosure of classes of share capital [line items]
Annual dividend rate	3.806%
Annual dividend per share | $ / shares	$ 0.95
Number of shares | shares	12.0
Face amount	$ 300
Issued capital	$ 293
Annual dividend rate spread	2.73%
Series 8R, Series 10R and Series 12R
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	$ 25.00
Series 9QR and Series 11QR- on redemption date and every five years thereafter
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	25.00
Preference Shares, Class A, Series 9QR and Series 11QR - on any other date
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	$ 25.50